Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
12-month period ending June 30,	Amount
2025	$(8,512)
2026	(9,453)
2027	(4,799)
2028	(308)
Total	$(23,072)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2023	June 30, 2024
Hires collected in advance	$34,258	$33,986
Charter revenue resulting from varying charter rates	44,331	38,907
Unamortized balance of charters assumed	940	646
Total	$79,529	$73,539
Less current portion	(52,177)	(52,399)
Non-current portion	$27,352	$21,140